Risk Report - Liquidity Risk - Parenthetical Information - Exposure II (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2019	Dec. 31, 2018
External funding sources [Abstract]
Total external funding	€ 879	€ 944
External Funding mainly due [Abstract]
Balances decrease in secured funding and shorts	37
Decrease in unsecured wholesale funding	8
Decrease in other customer funding	18
Increase in Corporate Bank business	9
Increase in Private Bank business	7
Decrease in Capital Markets and Equity volume	€ 17
Overall proportion of our most stable funding sources (comprising capital markets and equity, retail, and transac-tion banking) in percent	83.10%	77.50%
Derivatives & settlement balances	€ 336	€ 325
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	52	51
Other non funding liabilities	30	28
Back-allocation of liabilities held for sale from transfer of business to BNP Paribas	0
Derivatives and settlement balances	3
Payables from Prime Brokerage	7
Other customer funding	4
Add-back effect for Margin and Prime Brokerage cash balances (net basis)	3
Reconciliation to total balance sheet	€ 1,298	€ 1,348